Income Taxes - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) ₨ / shares	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2020 USD ($)
Disclosure of income tax expense [line items]
Deferred tax asset of unused tax losses not recognized	₨ 8,124	₨ 6,769
Tax loss carry-forwards	29,736	24,355
Tax loss carry-forwards not currently subject to expiration dates	14,429	8,191
Tax loss carry-forwards expires in various years	₨ 15,307	16,164
Tax loss carry-forwards expiration period	2038
Deferred tax asset of unused tax losses recognized	₨ 6,005	5,604		$ 80
Minimum alternate tax	3,425	0
Decrease of current tax expense due to tax holidays	₨ 11,963	₨ 15,390	₨ 11,635
Tax incentives per share | ₨ / shares	₨ 2.05	₨ 2.56	₨ 1.84
Deferred tax liabilities on cumulative earnings of subsidiaries	₨ 56,391	₨ 52,488
Branch profit tax percentage	15.00%
Unused tax losses [member]
Disclosure of income tax expense [line items]
Deferred tax asset of unused tax losses recognized	₨ 2,044	₨ 3,149